Share Capital and Share Premium - Common Shares issued and fully paid (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Balance beginning of period	$ 12
Balance ending of period	$ 82	$ 12
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Balance beginning of period	3,040,123	52,235	32,057
Issued during the year for share-based compensation (note 12)	12,178	2,812	180
Issuance of common stock due to conversion of loan		11,678	19,998
Issuance of new common stocks	14,905,000	2,942,848
Issuance of common stock due to exercise of pre-funded warrants	2,625,000	25,000
Issuance of common stock due to exercise of warrants		5,550
Balance ending of period	20,582,301	3,040,123	52,235
Issued capital [member]
Disclosure of classes of share capital [line items]
Balance beginning of period	$ 12	$ 0	$ 0
Issuance of new common stocks	60	12
Issuance of common stock due to exercise of pre-funded warrants	10
Balance ending of period	$ 82	$ 12	$ 0